Capital assets - Additional Information (Details) - CAD ($) $ in Thousands	1 Months Ended				3 Months Ended	12 Months Ended
	Jul. 31, 2024	May 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Net proceeds							$ 197,007
Loss on disposition							$ (352,367)
Canada
Disclosure of detailed information about business combination [line items]
Discount rate applied to cash flow projections			13.00%		13.00%		13.00%
USA
Disclosure of detailed information about business combination [line items]
Discount rate applied to cash flow projections			15.00%		15.00%		15.00%
France
Disclosure of detailed information about business combination [line items]
Discount rate applied to cash flow projections			15.00%		15.00%		15.00%
Operating Segments | France
Disclosure of detailed information about business combination [line items]
Increase in impairment charges if cash generating units are not combined							$ 23,200
Minor acquisition of Alberta assets
Disclosure of detailed information about business combination [line items]
Total consideration				$ 19,000
Capital assets				33,900
Asset retirement obligations				14,900
Capital assets
Disclosure of detailed information about business combination [line items]
Exercised right to purchase the processing facility						$ 78,832
Increase in right-of-use assets						$ 38,290	3,103
Non-cash impairment charges					$ 1,000,000		$ 1,016,094
Southeast Saskatchewan
Disclosure of detailed information about business combination [line items]
Net proceeds				182,200
Loss on disposition				226,800
Book value of net assets disposed				409,000
Book value of net assets disposed consisting of capital assets				534,000
Exploration and evaluation assets				25,900
Asset retirement obligations				$ 150,900
Non-core assets in Wyoming
Disclosure of detailed information about business combination [line items]
Net proceeds			$ 16,300
Loss on disposition			$ 125,500
Processing facilities
Disclosure of detailed information about business combination [line items]
Term of contract lease for a processing facility		7 years
Exercised right to purchase the processing facility		$ 78,800
Office space
Disclosure of detailed information about business combination [line items]
Increase in right-of-use assets	$ 30,900
Lease liability, Current	3,400
Lease liability, non-current	$ 34,400
Incremental borrowing rate	7.00%